Inventory - Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 1,608	$ 2,120	$ 1,568
Work in process	1,824	962	889
Finished goods	2,284	2,298	1,039
Inventory	$ 5,716	$ 5,380	$ 3,496